Balance sheets - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Assets
Cash and balances with central banks	$ 71,353	$ 30,129
Collateral paid	4,232	4,778
Trading securities and financial assets measured at fair value through income statement (FVIS)	21,101	40,667
Derivative financial instruments	19,353	23,367
Investment securities	83,417	91,539
Loans	709,784	693,059
Other financial assets	6,394	5,474
Current tax assets	31
Life insurance assets		3,593
Investment in associates	58	61
Property and equipment	2,853	3,910
Deferred tax assets	2,437	3,064
Intangible assets	10,109	11,497
Other assets	567	808
Assets held for sale	4,188
Total assets	935,877	911,946
Liabilities
Collateral received	2,368	2,250
Deposits and other borrowings	626,955	591,131
Other financial liabilities	50,309	40,925
Derivative financial instruments	18,059	23,054
Debt issues	128,779	150,325
Current tax liabilities	71	70
Life insurance liabilities		1,396
Provisions	3,571	5,287
Deferred tax liabilities	90	126
Other liabilities	3,679	5,359
Liabilities held for sale	837
Total liabilities excluding loan capital	834,718	819,923
Loan capital	29,067	23,949
Total liabilities	863,785	843,872
Net assets	72,092	68,074
Share capital:
Ordinary share capital	41,601	40,509
Treasury shares and Restricted Share Plan (RSP) treasury shares	(606)	(563)
Reserves	2,227	1,544
Retained profits	28,813	26,533
Total equity attributable to owners of WBC	72,035	68,023
NCI	57	51
Total shareholders' equity and NCI	72,092	68,074
Parent Entity
Assets
Cash and balances with central banks	62,754	25,436
Collateral paid	4,055	4,641
Trading securities and financial assets measured at fair value through income statement (FVIS)	18,779	38,030
Derivative financial instruments	19,127	22,794
Investment securities	77,863	85,826
Loans	618,413	607,824
Other financial assets	5,486	4,745
Current tax assets	22
Life insurance assets	0	0
Due from subsidiaries	175,346	180,979
Investment in subsidiaries	6,287	6,475
Investment in associates	34	57
Property and equipment	2,386	3,447
Deferred tax assets	2,093	2,497
Intangible assets	8,530	9,630
Other assets	499	421
Assets held for sale	1,015
Total assets	1,002,689	992,802
Liabilities
Collateral received	2,189	1,862
Deposits and other borrowings	550,187	521,613
Other financial liabilities	47,263	40,156
Derivative financial instruments	17,889	22,779
Debt issues	108,210	127,666
Current tax liabilities	15	13
Due to subsidiaries	178,816	186,263
Provisions	3,254	4,983
Deferred tax liabilities		0
Other liabilities	2,990	3,770
Liabilities held for sale	10
Total liabilities excluding loan capital	910,823	909,105
Loan capital	29,067	23,949
Total liabilities	939,890	933,054
Net assets	62,799	59,748
Share capital:
Ordinary share capital	41,601	40,509
Treasury shares and Restricted Share Plan (RSP) treasury shares	(664)	(621)
Reserves	2,148	1,576
Retained profits	19,714	18,284
Total equity attributable to owners of WBC	62,799	59,748
Total shareholders' equity and NCI	$ 62,799	$ 59,748